Trade and Other Receivables (Details) - PEN (S/)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade and Other Receivables [Abstract]
Miscellaneous receivable	S/ 38,242,000
Additions of provision for expected credit losses for trade receivables	S/ 563,000	S/ 1,582,000